Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

Note 13 — SEGMENT REPORTING

The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews the operating profit or loss for each reporting unit when making decisions about allocating resources and assessing performance of the Group.

As of June 30, 2026, the Group managed its business as a single operating segment engaged in SME financing solutions and information technology services.

The following table shows the Group’s operations by business segment for the years ended June 30, 2025 and 2026.

	For the Six Months Ended June 30,
	2026	2025
REVENUES:
Revenue generated from services:
Small and Medium Enterprise financing solutions	$120,000	$-
Information Technology services	977,935	-
Total revenue	1,097,935	-
COST OF REVENUE:
Cost of revenue - services	(400,000)	-
GROSS PROFIT	697,935	-

OPERATING EXPENSES:
General and administrative expenses	(582,411)	(65,157)
Total operating expenses	(582,411)	(65,157)
INCOME (LOSS) FROM OPERATIONS	115,524	(65,157)

OTHER INCOME (EXPENSES):
Interest and investment income (expense)	160,907	(524,733)
Other income, net	354,639	-
Total other income (expense)	515,546	(524,733)

INCOME (LOSS) BEFORE INCOME TAXES FROM CONTINUING OPERATIONS	631,070	(589,890)

INCOME TAX EXPENSES	(32,031)	-

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	599,039	(589,890)